MUNIHOLDINGS CALIFORNIA INSURED FUND III, INC.



                               September 30, 1998




VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

         Re:      MuniHoldings California Insured Fund III, Inc.
                  Registration Statement on Form N-2
                  (File Nos. 333-61963 and 811-08973)
                  ----------------------------------------------


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings California Insured Fund III, Inc. (the "Fund") hereby certifies that:

         (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2, constituting the most recent amendment to the Fund's Registration Statement on Form N-2; and

         (2)  the  text  of   Pre-Effective   Amendment  No.  1  to  the  Fund's
         Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on September 22, 1998.

                                            Very truly yours,

                                            MUNIHOLDINGS CALIFORNIA INSURED
                                            FUND III, INC.

                                            By: /s/ Alice A. Pellegrino